Vessels	12 Months Ended
Dec. 31, 2011
Vessels Abstract
Vessels
5.	Vessels
An analysis of vessels is as follows:

	As of December 31, 2011	As of December 31, 2010
Cost:
Vessels	1,217,606	813,746
Less: accumulated depreciation	(143,620)	(106,407)

Vessels, net	$1,073,986	$707,339

All of the Partnership's vessels as of December 31, 2011 have been provided as collateral to secure the Partnership's credit facilities.
Following the acquisition of Crude (Note 3), the Partnership owns the shares of the vessel owning companies of the M/T Alexander the Great, the M/T Achilleas, the M/T Miltiadis M II, the M/T Amoreux and the M/T Aias. These vessels have been recorded in the Partnership's financial statements at the amount of $351,750 which represents their respective fair value at the completion of the business acquisition.
On June 9, 2011 the Partnership acquired the shares of Patroklos, the vessel owning company of the M/V Cape Agamemnon for a total consideration of $83,525 (Note 3). The vessel has been recorded in the Partnerships' financial statements at its fair value at the time of acquisition of $51,500. In addition the Partnership recognized an above market acquired time charter of $48,551 (Note 6).
During 2011 the M/T Amore Mio II, M/T Arionas, M/T Agisilaos and M/T Assos (renamed Insurgentes), underwent improvements; these costs for these four vessels amounted to $611 and were capitalized as part of the respective vessels' historic cost.